10-Q License Agreements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Apr. 30, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue	$ 0	$ 15,000
Ji Xing Pharmaceuticals Hong Kong Limited
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue		$ 15,000
Ji Xing Pharmaceuticals Hong Kong Limited | License revenue
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Contract with customer, liability			$ 15,000
Revenue, remaining performance obligation, variable consideration amount			$ 95,000